STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2%
Aerospace & Defense - 1.0%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,492,194
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	1,000,000		998,479
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,125,000		6,717,141
				13,207,814
Airlines - .6%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,156,309		4,217,351
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,408,313
				8,625,664
Automobiles & Components - .4%
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	2,850,000		3,071,369
General Motors Financial, Sr. Unscd. Notes	2.70	8/20/2027	2,500,000		2,544,760
				5,616,129
Banks - 6.8%
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	6,000,000		6,208,824
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,000,000		9,662,648
Citigroup, Sub. Notes	4.45	9/29/2027	9,000,000		10,017,271
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	5,875,000		6,039,054
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	6,500,000	[a]	6,791,808
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	6,000,000		7,064,070
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[b,c]	5,425,041
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	4,000,000	[a,b,c]	4,073,708
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	10,180,000		10,070,592
NatWest Group, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		6,412,758
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,c]	4,857,800
Societe Generale, Sub. Notes	4.75	11/24/2025	5,200,000	[a]	5,664,490
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000		11,690,450
				93,978,514
Beverage Products - .6%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	6,250,000		7,944,856

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
Chemicals - .9%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	7,775,000		8,640,834
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	4,000,000	[a]	4,172,099
				12,812,933
Commercial & Professional Services - 1.3%
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	5,765,000		6,400,114
Novant Health, Unscd. Bonds	2.64	11/1/2036	4,800,000		4,874,685
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	5,350,000		6,730,746
				18,005,545
Commercial Mortgage Pass-Through Certificates - 1.0%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,391,404		1,390,576
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	3,378,028		3,451,581
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000		9,237,763
				14,079,920
Consumer Discretionary - .3%
Marriott International, Sr. Unscd. Notes, Cl. II	2.75	10/15/2033	4,500,000		4,378,039
Diversified Financials - 3.4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	4,500,000		4,413,962
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	8,100,000		8,125,029
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	10,500,000	[a]	10,562,591
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		5,983,414
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,840,978
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	4,750,000	[a]	4,610,338
Blue Owl Finance, Gtd. Notes	4.13	10/7/2051	7,650,000	[a]	7,906,989
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,450,536
				47,893,837
Electronic Components - .5%
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	5,975,000		6,504,703
Energy - 3.6%
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,350,000		4,928,652
Diamondback Energy, Gtd. Notes	3.13	3/24/2031	4,800,000		4,898,876
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,535,000		4,763,079
Enbridge, Gtd. Notes	2.50	8/1/2033	3,520,000		3,465,296
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	9,925,000		11,362,986

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
Energy - 3.6% (continued)
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000		5,190,973
Sabine Pass Liquefaction, Sr. Scd. Notes	4.50	5/15/2030	4,000,000		4,531,251
TransCanada PipeLines, Sr. Unscd. Notes	2.50	10/12/2031	5,775,000		5,685,836
Valero Energy, Sr. Unscd. Notes	2.80	12/1/2031	4,825,000		4,751,542
				49,578,491
Environmental Control - .3%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	4,000,000		4,366,093
Financials - .3%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	3,775,000	[a,b]	4,361,357
Food Products - .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,640,000	[b]	6,301,406
Foreign Governmental - .4%
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	5,000,000	[b]	4,906,984
Health Care - 2.9%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	6,000,000		6,374,935
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000		6,809,014
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	4,450,000		4,395,143
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,250,000		8,840,011
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	2.81	6/1/2041	4,825,000		4,935,906
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	1.38	11/15/2025	4,000,000		3,987,148
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	3,685,000		4,500,685
				39,842,842
Industrial - .3%
John Deere Capital, Sr. Unscd. Notes	0.45	1/17/2024	4,245,000	[b]	4,211,425
Information Technology - 1.5%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000		5,187,961
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	4,775,000		4,778,989
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	5,000,000		5,962,257
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	4,790,000		5,220,190
				21,149,397
Insurance - .7%
MetLife, Jr. Sub. Notes, Ser. G	3.85	9/15/2025	1,900,000	[c]	1,928,500
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	6,375,000		8,197,510
				10,126,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
Internet Software & Services - 1.4%
Amazon.com, Sr. Unscd. Notes	1.00	5/12/2026	7,245,000		7,162,972
eBay, Sr. Unscd. Notes	1.90	3/11/2025	6,000,000		6,079,487
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,500,000	[a]	6,008,387
				19,250,846
Media - 1.0%
Sky, Gtd. Notes	3.75	9/16/2024	9,075,000	[a]	9,705,683
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	4,000,000	[b]	4,156,679
				13,862,362
Metals & Mining - .3%
Glencore Funding, Gtd. Notes	2.63	9/23/2031	4,775,000	[a]	4,634,553
Municipal Securities - 5.7%
California, GO	3.38	4/1/2025	3,270,000		3,522,952
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	6,125,000		8,581,070
Hawaii, GO, Refunding, Ser. GJ	2.04	8/1/2031	2,500,000		2,531,537
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	2,850,000		3,024,161
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000		6,011,074
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	165,000		165,000
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000		4,916,331
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	5,445,000		6,357,780
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	4,800,000		4,722,019
New York City, GO, Refunding Ser. D	1.92	8/1/2031	3,825,000		3,773,163
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	4,750,000		4,962,180
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	4,755,000		4,792,651
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,130,000		2,363,414
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	2.15	7/1/2030	5,570,000		5,602,217

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
Municipal Securities - 5.7% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	4,750,000		5,514,308
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	2,190,000		2,210,056
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	5,530,000		6,678,626
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	3,250,000		3,175,690
				78,904,229
Real Estate - 2.5%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	4,280,000		4,731,016
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	7,855,000		9,192,986
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	4,662,000		4,968,685
Duke Realty, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000		2,770,727
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	4,696,000		4,925,784
Life Storage, Gtd. Notes	4.00	6/15/2029	2,840,000		3,129,928
Spirit Realty, Gtd. Notes	2.10	3/15/2028	4,775,000		4,686,295
				34,405,421
Retailing - 1.2%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	5,725,000	[a]	5,444,482
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	5,275,000		5,801,093
The Home Depot, Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		5,276,215
				16,521,790
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Gtd. Notes	2.45	2/15/2031	4,200,000	[a]	4,045,570
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[a]	5,914,014
KLA, Sr. Unscd. Notes	4.10	3/15/2029	5,000,000		5,689,394
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	7,075,000	[a]	7,012,140
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	2,445,000	[a]	2,410,583
NXP Funding, Gtd. Notes	2.70	5/1/2025	4,500,000	[a]	4,662,063
				29,733,764
Technology Hardware & Equipment - .5%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	4,895,000		6,285,842
Telecommunication Services - 2.7%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	3,500,000		3,408,033
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		8,376,609
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	5,750,000		6,348,624
T-Mobile USA, Sr. Scd. Notes	3.00	2/15/2041	6,675,000		6,378,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
Telecommunication Services - 2.7% (continued)
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	11,073,000		10,674,600
Verizon Communications, Sr. Unscd. Notes	3.40	3/22/2041	2,610,000		2,777,791
				37,964,640
Transportation - 1.4%
Canadian Pacific Railway, Gtd. Notes	2.45	12/2/2031	2,825,000	[d]	2,861,620
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	5,230,000		5,687,000
Ryder System, Sr. Unscd. Notes	3.35	9/1/2025	5,525,000		5,875,461
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	5,000,000		5,229,912
				19,653,993
U.S. Government Agencies Mortgage-Backed - 26.1%
Federal Home Loan Mortgage Corp.:
1.50%, 9/1/2036-10/1/2050			11,681,490	[e]	11,490,826
2.00%, 8/1/2041			8,474,703	[e]	8,635,390
2.50%, 6/1/2041			9,746,576	[e]	10,114,696
3.00%, 7/1/2051			7,828,206	[e]	8,140,713
3.50%, 5/1/2051			9,973,358	[e]	10,483,577
5.00%, 8/1/2049			2,147,543	[e]	2,364,517
Federal National Mortgage Association:
2.00%, 7/1/2036-11/1/2051			65,416,755	[e]	65,877,339
2.50%, 12/1/2036-11/1/2051			54,585,758	[e]	56,082,819
3.00%, 1/1/2035-9/1/2051			37,369,190	[e]	39,089,438
3.50%, 5/1/2051			7,217,501	[e]	7,590,764
4.00%, 2/1/2050-12/1/2051			22,953,567	[e]	24,582,554
4.50%, 3/1/2050			4,410,452	[e]	4,761,048
Government National Mortgage Association I:
4.00%, 7/15/2049			2,121,214		2,274,807
Government National Mortgage Association II:
2.00%, 6/20/2051-10/20/2051			25,818,595		26,115,950
2.50%, 5/20/2051			14,764,712		14,927,992
3.00%, 6/20/2050-11/20/2051			16,937,260		17,609,270
3.50%, 7/20/2051-9/20/2051			25,713,476		26,983,041
4.00%, 2/20/2051-6/20/2051			13,553,286		14,083,845
4.50%, 7/20/2051			10,016,063		10,700,786
				361,909,372
U.S. Treasury Securities - 25.6%
U.S. Treasury Bonds	1.13	8/15/2040	7,815,000		6,912,001
U.S. Treasury Bonds	1.88	2/15/2041	10,155,000		10,191,098
U.S. Treasury Bonds	2.00	8/15/2051	21,250,000		22,259,375
U.S. Treasury Bonds	2.38	5/15/2051	14,125,000		16,025,254

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.2% (continued)
U.S. Treasury Securities - 25.6% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2024	6,414,960	[b,f]	6,892,569
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	20,050,182	[f]	21,576,554
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,677,900	[f]	6,280,069
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	14,123,673	[f]	15,432,696
U.S. Treasury Notes	0.13	1/31/2023	7,370,000		7,353,878
U.S. Treasury Notes	0.13	7/31/2023	17,000,000		16,907,363
U.S. Treasury Notes	0.13	12/15/2023	9,000,000		8,917,383
U.S. Treasury Notes	0.13	6/30/2023	8,000,000		7,963,125
U.S. Treasury Notes	0.13	8/31/2023	17,000,000		16,896,406
U.S. Treasury Notes	0.13	2/28/2023	6,500,000		6,483,242
U.S. Treasury Notes	0.25	8/31/2025	18,750,000		18,219,727
U.S. Treasury Notes	0.25	6/30/2025	9,250,000		9,013,691
U.S. Treasury Notes	0.25	9/30/2023	17,500,000	[b]	17,422,754
U.S. Treasury Notes	0.25	6/15/2024	8,000,000		7,904,688
U.S. Treasury Notes	0.38	10/31/2023	11,250,000	[b]	11,220,117
U.S. Treasury Notes	0.50	11/30/2023	165,000		0
U.S. Treasury Notes	0.63	12/31/2027	1,875,000		1,802,930
U.S. Treasury Notes	0.75	4/30/2026	22,495,000	[b]	22,145,273
U.S. Treasury Notes	1.13	2/15/2031	6,855,000	[b]	6,693,533
U.S. Treasury Notes	1.75	12/31/2026	13,050,000	[b]	13,444,559
U.S. Treasury Notes	2.00	11/15/2026	1,250,000		1,301,904
U.S. Treasury Notes	2.13	7/31/2024	11,475,000		11,892,762
U.S. Treasury Notes	2.38	5/15/2027	9,825,000		10,433,306
U.S. Treasury Notes	2.50	1/31/2024	13,820,000		14,380,358
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		15,877,734
U.S. Treasury Notes	2.63	1/31/2026	8,250,000		8,773,682
U.S. Treasury Notes	2.63	12/31/2023	2,250,000		2,344,746
U.S. Treasury Notes	2.88	11/30/2025	5,750,000		6,164,404
U.S. Treasury Notes	3.13	11/15/2028	6,070,000		6,786,782
				355,913,963
Utilities - 1.4%
Appalachian Power, Sr. Unscd. Notes, Ser. AA	2.70	4/1/2031	5,635,000		5,749,885
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	2,580,000		2,970,932
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	4,685,000		5,262,043

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.2% (continued)
Utilities - 1.4% (continued)
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	5,115,000	5,884,435
				19,867,295
Total Bonds and Notes (cost $1,346,787,569)			1,376,800,029

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Ser. A (cost $6,500,000)	5.00		260,000	6,682,000
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $25,576,690)	0.06		25,576,690	[g] 25,576,690

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $30,469,908)	0.06		30,469,908	[g] 30,469,908
Total Investments (cost $1,409,334,167)			103.7%	1,439,528,627
Liabilities, Less Cash and Receivables			(3.7%)	(51,439,785)
Net Assets			100.0%	1,388,088,842

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $102,838,655 or 7.41% of net assets.

b Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $86,201,255 and the value of the collateral was $88,349,558, consisting of cash collateral of $30,469,908 and U.S. Government & Agency securities valued at $57,879,650. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Commercial Mortgage-Backed	-	14,079,920	-	14,079,920
Corporate Bonds	-	561,085,561	-	561,085,561
Equity Securities - Preferred Stocks	6,682,000	-	-	6,682,000
Foreign Governmental	-	4,906,984	-	4,906,984
Investment Companies	56,046,598	-	-	56,046,598
Municipal Securities	-	78,904,229	-	78,904,229
U.S. Government Agencies Mortgage-Backed	-	361,909,372	-	361,909,372
U.S. Treasury Securities	-	355,913,963	-	355,913,963

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $30,194,460, consisting of $41,556,778 gross unrealized appreciation and $11,362,318 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.